Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 1,692	$ 2,458
Weighted average number of ordinary and restricted shares	2,012	2,004
Basic EPS	$ 0.84	$ 1.23	[1]
Profit/(loss) from continuing operations attributable to equity holders of AB InBev	$ 2,860	$ 2,924
Weighted average number of ordinary and restricted shares	2,012	2,004
Basic EPS before exceptional items	$ 1.42	$ 1.46
Profit before exceptional items, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	$ 2,672	$ 2,606
Weighted average number of ordinary and restricted shares	2,012	2,004
Underlying EPS	$ 1.33	$ 1.3
Weighted average number of ordinary and restricted shares (diluted)	2,047	2,045
Diluted EPS	$ 0.83	$ 1.2	[1]
Profit before exceptional items, attributable to equity holders of AB InBev	$ 2,860	$ 2,924	[1]
Weighted average number of ordinary and restricted shares (diluted)	2,047	2,045
Diluted EPS before exceptional items	$ 1.4	$ 1.43

[1]	Amended to conform to 2022 presentation.